As filed with the Securities and Exchange Commission on November 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  September 30, 2011

Item 1. Schedules of Investments.

Phocas Real Estate Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Shares	COMMON STOCKS - 97.68%	Value
	Apartments - 14.76%
1,774	AvalonBay Communities, Inc.	$202,325
5,120	Equity Residential	265,574
704	Essex Property Trust, Inc.	84,508
		552,407
	Diversified - 7.59%
4,430	Colonial Properties Trust	80,449
1,617	Entertainment Properties Trust	63,030
1,887	Vornado Realty Trust	140,808
		284,287
	Health Care - 6.90%
2,325	HCP, Inc.	81,515
3,575	Ventas, Inc.	176,605
		258,120
	Hotels - 5.48%
6,751	LaSalle Hotel Properties	129,619
17,563	Strategic Hotels & Resorts, Inc. (a)	75,697
		205,316
	Manufactured Homes - 1.06%
1,128	Sun Communities, Inc.	39,694
	Office Property - 18.72%
3,391	Alexandria Real Estate Equities, Inc.	208,173
2,943	Boston Properties, Inc.	262,221
1,936	Kilroy Reallty Corp.	60,597
2,918	SL Green Realty Corp.	169,682
		700,673
	Regional Malls - 16.09%
10,770	Glimcher Realty Trust	76,252
4,424	Simon Property Group, Inc.	486,551
1,524	Tanger Factory Outlet Centers, Inc.	39,639
		602,442
	Shopping Centers - 7.75%
4,258	Acadia Realty Trust	79,625
1,751	Federal Realty Investment Trust	144,300
4,400	Kimco Realty Corp.	66,132
		290,057
	Specialty - 9.63%
3,098	Digital Realty Trust, Inc.	170,886
9,640	DuPont Fabros Technology, Inc.	189,811
		360,697
	Storage - 5.81%
1,953	Public Storage, Inc.	217,467
	Warehouse/Industrial - 3.89%
6,008	Prologis, Inc.	145,694

	TOTAL COMMON STOCKS (Cost $2,999,163)	3,656,854

Shares	SHORT-TERM INVESTMENTS - 2.88%	Value
107,824	Invesco STIT-STIC Prime Portfolio - Institutional Class, 0.06% (b)	107,824
	TOTAL SHORT-TERM INVESTMENTS (Cost $107,824)	107,824

	TOTAL INVESTMENTS IN SECURITIES (Cost $3,106,987) - 100.56%	3,764,678
	Liabilities in Excess of Other Assets - (0.56)%	(20,892)
	NET ASSETS - 100.00%	$3,743,786

(a) Non-income producing security.
(b) Rate shown is the 7-day yield as of September 30, 2011.

Note 1 – Securities Valuation

The Phocas Real Estate Fund’s (the “Fund”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•  Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•  Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks
Apartments	$552,407	$-	$-	$552,407
Diversified	284,287	-	-	284,287
Health Care	258,120	-	-	258,120
Hotels	205,316	-	-	205,316
Manufactured Homes	39,694	-	-	39,694
Office Property	700,673	-	-	700,673
Regional Malls	602,442	-	-	602,442
Shopping Centers	290,057	-	-	290,057
Specialty	360,697	-	-	360,697
Storage	217,467	-	-	217,467
Warehouse/Industrial	145,694	-	-	145,694
Total Common Stocks	3,656,854	-	-	3,656,854

Short-Term Investments	107,824	-	-	107,824

Total Investments in Securities	$3,764,678	$-	$-	$3,764,678

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at September 30, 2011, the end of the reporting period. The Fund recognized no significant transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the quarter ended September 30, 2011.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$3,257,253

Gross unrealized appreciation	$752,905
Gross unrealized depreciation	(245,480)
Net unrealized appreciation	$507,425

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust
By (Signature and Title)*/s/ Douglas G. Hess
                                                  Douglas G. Hess, President

Date 11/21/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
                                                  Douglas G. Hess, President

Date 11/21/2011

By (Signature and Title)*/s/ Cheryl L. King
                                                  Cheryl L. King, Treasurer

Date 11/18/2011
* Print the name and title of each signing officer under his or her signature.